Income Taxes (Details) - Schedule of Carrying Amounts of Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Amounts of Assets and Liabilities [Abstract]
Net operating loss carryforward	$ 3,315	$ 1,649	$ 717
Research and development credits	1,395	447	234
Operating right of use asset	(35)	(54)
Operating lease liability	33	14
Vacation and convalescence accrual	50	33	2
Net deferred tax asset before valuation allowance	4,758	2,089	953
Valuation allowance	(4,758)	(2,089)	(953)
Total